Business Combinations (Tables)	12 Months Ended
Dec. 31, 2025
Business Combinations [Abstract]
Schedule of Purchase Consideration, the Net Assets Acquired and Goodwill

Details of the purchase consideration, the net assets acquired are as follows:

	Consolidated
	2025	2024	2023
	US$	US$	US$
Purchase consideration:
Cash paid	1	-	-
Ordinary shares issued	-	-	750,000
Total purchase considerations	1	-	750,000

The assets and liabilities recognized as a result of the acquisitions are as follows:
Cash	1	-	2,110
Other assets	-	-	2,710
Net identifiable liabilities acquired	1	-	4,820
Loss on asset acquisition	-	-	745,180
	1	-	750,000